Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings	23 Borrowings

	Currency	Maturity dates	Interest rates	2024 £m	2023 £m
Eurobonds	Euro	2025 to 2045	1.3% to 5.4%	5,236	5,569
	UK sterling	2025 to 2055	2.1% to 6.0%	2,291	3,097
	Swiss franc	2026	1.4%	221	234
Bonds issued pursuant to Rules under the U.S. Securities Act (as amended)	US dollar	2025 to 2053	1.7% to 8.1%	28,268	29,913
Bonds and notes				36,016	38,813

Commercial paper				—	—
Other loans				—	100
Bank loans				211	216
Bank overdrafts				138	103
Lease liabilities				585	498
				36,950	39,730
Perpetual hybrid bonds issued by the Group have been classified as equity (note 22(d)) and are therefore excluded from borrowings.
Other loans comprise £nil million (2023: £100 million) relating to a bilateral facility. Commercial paper is issued at competitive rates to meet short-term borrowing requirements as and when needed.
Current borrowings per the balance sheet include interest payable of £565 million at 31 December 2024 (2023: £573 million). Included within borrowings are £8,750 million (2023: £5,935 million) of borrowings subject to fair value hedges where their amortised cost has been decreased by £215 million (2023: £110 million decrease).
The fair value of borrowings is estimated to be £34,596 million (2023: £36,000 million) of which £33,663 million (2023: £35,083 million)
has been calculated using quoted market prices and is within level 1 of the fair value hierarchy and £933 million (2023: £917 million)
has been calculated based on discounted cash flow analysis and is within level 3 of the fair value hierarchy.
Amounts secured on Group assets including property, plant and equipment, inventory and receivables as at 31 December 2024 are
£nil million (2023: £nil million). The majority of lease liabilities are secured against the associated assets.
Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2024 £m	2023 £m	2024 £m	2023 £m
Within one year	4,312	4,324	5,276	5,359
Between one and two years	2,644	3,319	4,084	4,784
Between two and three years	3,012	2,558	4,522	3,920
Between three and four years	3,435	2,947	4,695	4,393
Between four and five years	1,725	3,410	2,899	4,600
Beyond five years	21,822	23,172	32,232	35,163
	36,950	39,730	53,708	58,219
The contractual gross maturities in each year include the borrowings maturing in that year together with forecast interest payments on all borrowings which are outstanding for all or part of that year.
Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	US dollar £m	UK sterling £m	Euro £m	Other currencies £m	Total £m
31 December 2024
Total borrowings	28,830	3,754	302	3,800	264	36,950
Effect of derivative financial instruments
– cross-currency swaps	609	(148)	—	(533)	—	(72)
– forward foreign currency contracts	68	(901)	—	435	395	(3)
	29,507	2,705	302	3,702	659	36,875
31 December 2023
Total borrowings	32,215	3,656	302	3,301	256	39,730
Effect of derivative financial instruments
– cross-currency swaps	1,214	(451)	(300)	(559)	—	(96)
– forward foreign currency contracts	(57)	(892)	—	537	414	2
	33,372	2,313	2	3,279	670	39,636
The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m
31 December 2024
Total borrowings	4,312	2,644	3,012	3,435	1,725	21,822	36,950
Effect of derivative financial instruments
– interest rate swaps	6,494	—	(1,815)	—	—	(4,679)	—
– cross-currency swaps	459	—	(72)	—	(459)	—	(72)
	11,265	2,644	1,125	3,435	1,266	17,143	36,878
31 December 2023
Total borrowings	4,324	3,319	2,558	2,947	3,410	23,172	39,730
Effect of derivative financial instruments
– interest rate swaps	2,798	(229)	(786)	—	(1,783)	—	—
– cross-currency swaps	448	—	6	—	(98)	(452)	(96)
	7,570	3,090	1,778	2,947	1,529	22,720	39,634
Lease liabilities are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2024 £m	2023 £m	2024 £m	2023 £m
Within one year	141	131	171	155
Between one and two years	133	103	165	122
Between two and three years	87	77	103	91
Between three and four years	49	59	61	70
Between four and five years	38	29	47	38
Beyond five years	137	99	176	140
	585	498	723	616
For more information on leasing arrangements, refer to note 13.
As at 31 December 2024, the Group’s undrawn committed borrowing facilities (note 26) amount to £7,748 million (2023: £7,923 million)
with £5,056 million maturing within one year (2023: £5,077 million maturing within one year), £154 million maturing between one and two years (2023: £154 million maturing between one and two years), £2,538 million maturing between two and three years (2023: £154 million maturing between two and three years), £nil million maturing between three and four years (2023: £2,538 million maturing between three and four years) and £nil million maturing between four and five years (2023: £nil million maturing between four and five years).
The Group’s composition and movements in net debt are presented below along with a reconciliation to the financing activities in the
Group Cash Flow Statement:

							2024 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		39,232	(2,387)	231	(711)	—	36,365
Lease liabilities		498	(165)	(27)	279	—	585
Derivatives in respect of net debt	19	170	(133)	106	(30)	—	113
Cash and cash equivalents	21	(4,659)	(907)	323	(54)	—	(5,297)
Current investments held at fair value	18	(601)	99	41	(52)	—	(513)
		34,640	(3,493)	674	(568)	—	31,253

							2023 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		42,622	(1,638)	(1,956)	204	—	39,232
Lease liabilities		517	(162)	(25)	168	—	498
Derivatives in respect of net debt	19	167	(238)	564	(323)	—	170
Cash and cash equivalents	21	(3,446)	(1,101)	30	226	(368)	(4,659)
Current investments held at fair value	18	(579)	(22)	49	(49)	—	(601)
		39,281	(3,161)	(1,338)	226	(368)	34,640
Note:
*Borrowings as at 31 December 2024 include £670 million (2023: £700 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds American.
In the table above, movements in accrued interest relate to the net movement year-on-year and cash flows related to interest payments are not included.
Fair value, accrued interest and other’ movements in lease liabilities in 2024 mainly comprise additions of £279 million (2023: £168 million)
(net of reassessments, modifications and terminations), see note 13(a). Included within the £279 million (2023: £168 million) are new lease liabilities of £12 million (2023: £nil million) mainly arising from sale and leaseback transactions. The movement of £52 million
(2023: £49 million) in current investments held at fair value represents the fair value gains for these investments.

	2024 £m	2023 £m
Cash flows per net debt statement	(3,493)	(3,161)
Non-financing cash flows included in net debt	773	1,126
Interest paid	(1,703)	(1,682)
Interest element of lease liabilities	(37)	(30)
Remaining cash flows relating to derivative financial instruments	5	(242)
Purchases of own shares held in employee share ownership trusts	(94)	(110)
Purchase of own shares	(698)	—
Coupon paid on perpetual hybrid bonds	(56)	(59)
Dividends paid to owners of the parent	(5,213)	(5,055)
Dividends paid to non-controlling interests	(121)	(105)
Other	5	4
Net cash used in financing activities per cash flow statement	(10,632)	(9,314)